united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 4/30/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

LOOKING LONG-TERM

Annual Report | AdvisorOne Funds | April 30, 2021

BRINKER CAPITAL INVESTMENTS

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Portfolio Management Team	1

CLS Global Aggressive Equity Fund
Portfolio Summary	2
Performance Update	3

CLS Global Diversified Equity Fund
Portfolio Summary	4
Performance Update	5

CLS Growth and Income Fund
Portfolio Summary	6
Performance Update	7

CLS Flexible Income Fund
Portfolio Summary	8
Performance Update	9

CLS Shelter Fund
Portfolio Summary	10
Performance Update	11

Schedule of Investments
CLS Global Aggressive Equity Fund	12
CLS Global Diversified Equity Fund	14
CLS Growth and Income Fund	16
CLS Flexible Income Fund	18
CLS Shelter Fund	21

Statements of Assets and Liabilities	22

Statements of Operations	24

i

AdvisorOne Funds Annual Report

Table of Contents (Continued)

Statements of Changes in Net Assets
CLS Global Aggressive Equity Fund	26
CLS Global Diversified Equity Fund	26
CLS Growth and Income Fund	27
CLS Flexible Income Fund	27
CLS Shelter Fund	28

Financial Highlights
CLS Global Aggressive Equity Fund	29
CLS Global Diversified Equity Fund	31
CLS Growth and Income Fund	33
CLS Flexible Income Fund	35
CLS Shelter Fund	37

Notes to Financial Statements	39

Report of Independent Registered Public Accounting Firm	58

Shareholder Expense Example	59

Trustees and Officers	62

Supplemental Information	63

ii

AdvisorOne Funds Annual Report

Letter from the Portfolio Management Team

Dear shareholders:

The depths of the March 2020 lows have been quickly cast aside by investors, as the world prepares to move forward from the COVID-19 pandemic. Stocks, Commodities, and interest rates (as measured by the 10-year Treasury Note) have surged around the world over the past year.

Over the 12-month period ended April 30, 2021, global equities2 gained 46.07%. U.S. stocks3 gained 50.06%, U.S. large-cap stocks1 gained 45.14%, while U.S. small-cap stocks4 ascended 72.55%. Overseas, developed international equities5 added 44.07%, and emerging market stocks6 climbed 50.72%.

During the same period, the broad U.S. fixed income market7 fell slightly -0.27%, and short-term Treasuries8 returned 0.09%. Commodities9 gained 48.52%.

We utilize a multi-asset class investment approach to help build and protect wealth. This diversification gives investors the potential to achieve their long-term goals while controlling risk.

1	Morningstar US Large Cap TR USD, 2 Morningstar GblMkt Large-Mid NR USD, 3 Morningstar US Market TR USD, 4 Morningstar US Small Cap TR USD, 5 Morningstar Gbl xUS Large-Mid NR USD, 6 Morningstar EM Large-Mid NR USD, 7 BBgBarc US Agg Bond TR USD, 8 Morningstar Cash TR USD, 9 Bloomberg Commodity TR USD

Economic and Market Outlook

Growth has picked up as the economy continues to reopen. Fiscal policy remains supportive and there is a good chance of another fiscal spending package later this year; however, it will require tax increases as an offset. The Federal Reserve (Fed) is committed to accommodative monetary policy until we see full employment and sustained higher inflation, neither of which we are close to achieving yet. The recovery in jobs has been meaningful, but we still have a long way to go to a full recovery. We expect an increase in inflation in the coming months, but the pickup should be more transitory. Consumer and business confidence have improved markedly this year. Treasury yields have normalized in response to the improved economic outlook, but the pace has slowed, and yields remain at low absolute levels. Corporate earnings growth has been very strong, reflecting the strength in nominal GDP. Given these factors, our overall outlook tilts positive which argues for a continued bias toward risk assets over the near term.

Positioning

We are positive on risk assets, which reflects our optimistic outlook for the economy. That said, we expect markets to remain volatile and returns a bit muted. Within equities, we are overweight to US small-caps, mid-caps, and emerging markets, which should do well as global growth accelerates; within fixed income we are positioned with an emphasis on shorter duration and corporate credit-oriented strategies.

Given our expectations for heightened volatility, and more muted return streams at the asset class level, we are emphasizing actively managed strategies and so-called “smart beta” strategies across domestic and international equities, fixed income, global credit, and absolute return. We see 2021 shaping up to be a year and an environment that is favorable for broadly diversified portfolios.

For more information on our outlook and positioning, please refer to the following pages specific to each AdvisorOne Fund.

Thank you for your trust and confidence in managing your funds.

Sincerely,

Brinker Capital Investments (formerly known as CLS Investments) Portfolio Management Team

1732-BCI-05/26/2021
1237-NLD-05/26/2021

AdvisorOne Funds Annual Report

CLS Global Aggressive Equity Fund - Portfolio Summary

Portfolio Commentary

The CLS Global Aggressive Equity Fund returned 58.09 percent over the year ended April 30, 2021. The Fund has a Risk Budget of 110 (i.e., over time the Fund is approximately 10 percent riskier than a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

Innovative technology companies, clean energy, transports, and domestic small cap value stocks contributed positively to performance. Momentum and international stocks were the largest detractors to performance.

The Fund’s notable exposures include a tilt towards value stocks and small and mid-cap companies. Financials are the largest sector overweight. Regionally, the Fund tilts towards emerging markets, particularly in Asia. These areas show both attractive valuation characteristics and strong momentum. The Fund will also tend to own more concentrated, actively managed and smart beta strategies.

Major trades were focused on harvesting tax losses early in the period, and later in the period were focused on trimming gains in strong performing positions to ensure proper portfolio sizing and risk.

Turnover for the Fund over the year ended April 30, 2021 was 16 percent.

*	Based on total net asset value as of April 30, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
VanEck Vectors Morningstar Wide Moat ETF	10.14%
The Fund seeks to track the overall performance of attractively priced companies with sustainable competitive advantages according to Morningstar’s equity research team.
Schwab Fundamental International Large Company Index ETF	8.24%
The Fund seeks to track as closely as possible, before fees and expenses, the total return of the Russell Fundamental Developed ex-U.S. Large Company Index. The Fund will concentrate its investments in a group of sectors approximating the Index and achieve over time a correlation with the Index’s performance.
Davis Select International ETF	6.48%
The investment seeks long-term growth of capital. The fund’s investment adviser uses the Davis Investment Discipline to invest the fund’s portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by foreign companies, including countries with developed or emerging markets. The fund may invest in large, medium or small companies without regard to market capitalization.
iShares MSCI All Country Asia ex Japan ETF	6.11%
The Fund seeks to track the investment results of an index composed of Asian equities, excluding Japan.
Invesco FTSE RAFI Emerging Markets ETF	5.97%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
iShares MSCI International Momentum Factor ETF	5.83%
The iShares MSCI Intl Momentum Factor ETF seeks to track the performance of an index that measures the performance of large- and mid-capitalization developed international stocks exhibiting relatively higher momentum characteristics, before fees and expenses.
iShares U.S. Financial Services ETF	5.63%
The iShares U.S. Financial Services ETF seeks to track the investment results of an index composed of U.S. equities in the financial services sector.
Vanguard U.S. Value Factor	5.36%
U.S. Value Factor ETF seeks to provide long-term capital appreciation by investing in U.S. stocks with lower market valuations relative to fundamentals, such as book value of equity and earnings. Relatively inexpensive stocks have tended to earn a higher return than expensive stocks.
iShares PHLX Semiconductor ETF	5.00%
The iShares PHLX Semiconductor ETF seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector.
Cambria Global Value ETF	4.65%
The Cambria Global Value ETF identifies the cheapest stock markets in the world using a composite of cyclically adjusted price ratios. The ETF begins with a universe of 45 countries, located in developed and emerging markets. GVAL then selects the top 25% cheapest country stock markets as measured by Cambria’s proprietary long-term valuation metrics based on relative and absolute valuation. Cambria then uses a valuation composite across traditional metrics such as trailing P/E, P/B, P/S, P/FCF, and EV/EBITDA to select the 10 most undervalued stocks out of the top 30 largest stocks by market capitalization within each country.

AdvisorOne Funds Annual Report

CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of April 30, 2021

	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	58.09%	13.60%	14.86%	9.82%	NA
Class T Shares[1]	58.09%	NA	NA	N/A	21.46%
MSCI ACWI Index	45.74%	13.32%	13.85%	9.17%	19.96%
Risk Budget Benchmark*	53.30%	15.44%	15.95%	11.38%	21.89%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.73% for Class N shares and 1.58% for Class T shares per the September 1, 2020 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 27 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 110% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global ex US Lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Annual Report

CLS Global Diversified Equity Fund - Portfolio Summary

Portfolio Commentary

The CLS Global Diversified Equity Fund returned 51.82 percent over the year ended April 30, 2021. The Fund has a Risk Budget of 100 (i.e., over time the Fund is approximately as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

Innovative technology companies, financials, and small cap value companies contributed positively to performance. Health care and more value -oriented emerging markets were detractors from performance.

The Fund’s notable exposures include international positions, particularly in emerging markets, financials, energy, and commodities. International stocks continue to show attractive relative valuations. Financial companies maintain attractive valuations even despite their strong recent performance.

Turnover for the Fund over the year ended April 30, 2021 was 17 percent.

*	Based on total net asset value as of April 30, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Invesco FTSE RAFI Emerging Markets ETF	10.68%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
Davis Select Financial ETF	8.74%
The Fund seeks long-term capital growth and capital preservation.
Fidelity Value Factor ETF	7.97%
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Value Factor IndexSM. Normally investing at least 80% of assets in securities included in the Fidelity U.S. Value Factor Index, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that have attractive valuations.
Schwab Fundamental U.S. Small Company Index ETF	6.82%
The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFI US Small Company Index.
WisdomTree Emerging Markets High Dividend Fund	6.65%
The Fund seeks to track the price and yield performance of the WisdomTree Emerging Markets High Dividend Index which comprised of the highest dividend-yielding common stocks selected from WisdomTree Emerging Markets Dividend Index.
SPDR S&P Kensho New Economies Composite ETF	5.69%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Kensho New Economics Composite Index. Under normal market conditions, the Fund invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5.59%
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.
Invesco DB Commodity Index Tracking Fund	5.56%
The Invesco DB Commodity Index Tracking (Fund) seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return™ (DBIQ Opt Yield Diversified Comm Index ER or Index) plus the interest income from the Fund’s holdings of primarily US Treasury securities and money market income less the Fund’s expenses. The Fund is designed for investors who want a cost-effective and convenient way to invest in commodity futures. The Index is a rules-based index composed of futures contracts on 14 of the most heavily traded and important physical commodities in the world. The Fund and the Index are rebalanced and reconstituted annually in November.
First Trust Financial AlphaDEX Fund	5.24%
The First Trust Financials AlphaDEX® Fund is an exchange-traded fund. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the StrataQuant® Financials Index.
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	4.08%
The Fund seeks to track the investment results of the RAFI Dynamic Multi-Factor Emerging Markets Index. The Underlying Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies.

AdvisorOne Funds Annual Report

CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of April 30, 2021

	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	51.82%	10.89%	12.47%	8.22%	NA
Class T Shares[1]	51.82%	NA	NA	NA	17.61%
MSCI ACWI Index	45.74%	13.32%	13.85%	9.17%	19.96%
Risk Budget Benchmark*	48.13%	14.64%	14.91%	10.67%	20.53%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.60% for Class N shares and 1.45% for Class T shares per the September 1, 2020 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 27 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Annual Report

CLS Growth and Income Fund - Portfolio Summary

Portfolio Commentary

The CLS Growth and Income Fund returned 24.01 percent over the year ended April 30, 2021. The Fund has a Risk Budget of 55 (i.e., over time the Fund is approximately 55 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

Exposure to the value factor domestically, small cap stocks, innovative companies across sectors, cyclical industries including homebuilders and retail all helped performance within the equity allocation. Within fixed income, exposure to credit sectors, especially bank loans, emerging market debt, and inflation protected securities contributed positively to performance. Exposure to gold, global healthcare companies, and liquid alternatives detracted from performance.

The Fund’s notable exposures include financials, materials, and the energy sector. The Fund has tilts to emerging markets and value stocks across all regions. The prolonged outperformance of growth stocks has created historic spreads in valuations leading to attractive forward returns for these stocks. The robust economic recovery and unprecedented government stimulus has led several of these areas to recent outperformance.

The Fund’s interest-rate sensitivity continues to be lower than the overall bond market. The Fund still tilts toward high quality fixed income positioning. Credit positions were added in the volatile first quarter of 2020 and remain holdings as overall the credit environment appears strong and the Federal Reserve continues to help support the market.

Major trades during the period included adding inflation linked bonds to fixed income positioning. A rotation amongst sectors took place selling some more defensive sectors such as healthcare in favor of additional cyclical sectors such as financials.

Turnover for the Fund over the year ended April 30, 2021 was 16 percent.

*	Based on total net asset value as of April 30, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
iShares MSCI USA Value Factor ETF	11.42%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
Fidelity Total Bond ETF	9.73%
The Fund seeks to provide a high level of current income. The fund normally invests at least 80% of its assets in debt securities of all types and repurchase agreements for those securities.
PIMCO Enhanced Short Maturity Active ETF	6.11%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.68%
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in commodity-linked futures and other financial instruments that provide economic exposure to a diverse group of the world’s most heavily traded commodities. The Fund seeks to provide long-term capital appreciation using an investment strategy designed to exceed the performance of DBIW Optimum Yield Diversified Commodity Index Excess Return, an index composed of future contracts on 14 heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors.
Schwab Fundamental International Large Company Index ETF	5.62%
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFI™ Developed ex US Large Company Index.
First Trust TCW Opportunistic Fixed Income ETF	5.60%
The Fund seeks to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities.
Schwab Fundamental Emerging Markets Large Company Index ETF	4.60%
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFI Emerging Markets Large Company Index.
Janus Henderson Short Duration Income ETF	4.50%
The Fund seeks to provide a steady income stream with capital preservation across various market cycles, and consistently outperform the LIBOR 3-month rate by a moderate amount through various market cycles while providing low volatility. The average portfolio duration generally will be within 0-2 year of LIBOR.
iShares Exponential Technologies ETF	4.26%
The Fund seeks to track the investment results of an index composed of developed and emerging market companies that create or use exponential technologies.
SPDR Doubleline Total Return Tactical ETF	3.99%
The Fund seeks to maximize total return.

AdvisorOne Funds Annual Report

CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of April 30, 2021

	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	24.01%	5.75%	6.49%	5.05%	NA
Class T Shares[1]	24.01%	NA	NA	NA	9.34%
MSCI ACWI Index	45.74%	13.32%	13.85%	9.17%	19.96%
Risk Budget Benchmark*	24.52%	8.93%	8.82%	6.31%	11.97%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.56% for Class N shares and 1.41% for Class T shares per the September 1, 2020 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 27 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 45% of the Morningstar Cash Index. The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The index includes both developed and emerging markets. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The Morningstar Cash Index is an index that measures the performance of a Treasury Bill with six to eight weeks until maturity in the U.S. Market.

AdvisorOne Funds Annual Report

CLS Flexible Income Fund - Portfolio Summary

Portfolio Commentary

The CLS Flexible Income Fund returned 6.97 percent over the year ended April 30, 2021. The Fund has a Risk Budget of 20 (i.e., over time the Fund is approximately 20 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

Exposure to preferred securities, emerging market debt, and inflation protected securities contributed positively to the performance within then fixed income allocation. In addition, the Fund also benefited from being shorter in duration as well as being rewarded for taking on more credit risk. Within equity, the Fund’s exposure to the value factor helped performance. Exposure to U.S. treasuries, mortgage-backed securities, and global healthcare companies detracted from performance.

The Fund’s notable fixed income exposures include corporate bonds, U.S. TIPS, securitized bonds, and international bonds. Specifically, the Fund increased exposure to emerging market debt. The Fund continues to have lower duration than the broad bond market.

Major trades during the period included increasing exposure to the emerging market debt at the beginning of 2021 as well as adding to inflation protected securities over the last few months. The Fund has also trimmed equity exposure.

Turnover for the Fund over the year ended April 30, 2021 was 34 percent.

*	Based on total net asset value as of April 30, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
PIMCO Active Bond ETF	10.09%
The Fund is a diversified portfolio of high quality bonds that is actively managed, seeking current income and long-term capital appreciation, consistent with prudent investment management.
Janus Henderson Short Duration Income ETF	9.73%
The Fund is an actively managed fixed income ETF which seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. It is designed to move beyond conventional constraints and provide positive absolute returns.
Quadratic Interest Rate Volatility and Inflation ETF	9.61%
The Fund seeks to hedge the risk of increased fixed income volatility and rising inflation and to profit from rising long-term interest rates or falling short-term interest rates, often referred to as a steepening of the U.S. interest rate curve, while providing inflation-protected income..
SPDR Blackstone Senior Loan ET	8.99%
The Fund seeks to provide current income consistent with the preservation of capital.
PIMCO Enhanced Short Maturity Active ETF	8.56%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Vanguard Short-Term Inflation-Protected Securities ETF	6.35%
Vanguard Short-Term Inflation-Protected Securities ETF seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than five years.
Vanguard Intermediate-Term Corporate Bond ETF	6.04%
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
iShares 3-7 Year Treasury Bond ETF	4.56%
The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years.
First Trust Emerging Markets Local Currency Bond ETF	3.64%
The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by issuers in emerging market countries (“Debt Instruments”) that are denominated in the local currency of the issuer.
iShares JP Morgan Emerging Markets Local Currency Bond ETF	3.47%
The iShares J.P. Morgan EM Local Currency Bond ETF seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.

AdvisorOne Funds Annual Report

CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of April 30, 2021

	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	6.97%	4.23%	3.40%	2.90%	NA
Class T Shares[1]	7.07%	NA	NA	N/A	5.56%
Bloomberg Barclays Aggregate Bond Index	-0.27%	5.19%	3.19%	3.39%	6.06%
Risk Budget Benchmark*	8.44%	4.16%	3.94%	2.71%	5.13%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.22% for Class N shares and 1.07% for Class T shares per the September 1, 2020 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The Bloomberg Barclays US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moddy’s), fixed-rate, and taxable areas of the bond market. Prior to August 24, 2016, the Index was known as Barclays Aggregate Bond Index.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 80% of the 1-3 month Treasury Bill index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Annual Report

CLS Shelter Fund - Portfolio Summary

Portfolio Commentary

The CLS Shelter Fund returned 15.40 percent over the year ended April 30, 2021. The Fund has a Risk Budget of 75 (i.e., over time the Fund is approximately 75 percent as risky as a diversified stock portfolio consisting of 80 percent domestic equities and 20 percent international equities).

Exposure to small cap equities and the value factor was beneficial to performance as the Fund reinvested in equities in the second half of 2020. Exposure to emerging markets has been a detractor to performance in 2021. Low and minimum volatility equities showed mixed performance throughout the period, at times adding value and at times detracting.

The Fund began the period fully protected having an allocation of 50 percent low and minimum volatility securities and 50 percent cash. As equity markets recovered the Fund traded out of trigger nine for the first time in the period on May 22, 2020. The Fund continued to decrease its cash positioning until a large market downturn on June 11, 2020 triggered the Fund to revert back to a fully protected position. This reversion resulted in the Fund’s under-performance because it was locked out of reinvesting for a period of 30 days and remained partially invested in cash until December 1, 2020.

While the Fund reacted quickly to the volatility witnessed in the first quarter of 2020, as explained above, the spurts of heighted volatility during the robust equity recovery left the Fund under allocated to diversified equities and trailing the overall market.

Turnover for the Fund over the year ended April 30, 2021 was 377 percent.

*	Based on total net asset value as of April 30, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Portfolio Holdings*	*Percentages based on Net Assets
John Hancock Multi-Factor Large Cap ETF	19.69%
To pursue results that closely correspond, before fess and expenses, to the performance of the John Hancock Dimensional Large Cap Index.
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	14.99%
The investment seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index. The index is designed to deliver exposure to equity securities of emerging market issuers. The fund invests at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	13.06%
The investment seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index. The index is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.
iShares MSCI USA Quality Factor ETF	10.13%
The iShares MSCI USA Quality Factor ETF seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Goldman Sachs ActiveBeta International Equity ETF	10.10%
The Fund seeks to provide investment results that closely correspond to the performance of the Goldman Sachs ActiveBeta International Equity Index. It invests in securities included in its underlying index. The Index is designed to deliver exposure to equity securities of developed market issuers outside of the U.S.
Schwab Fundamental International Large Company Index ETF	10.00%
The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFI™ Developed ex US Large Company Index.
Invesco Russell 1000 Dynamic Multifactor ETF	5.18%
The Invesco Russell 1000 Dynamic Multifactor ETF (Fund) is based on the Russell 1000 Invesco Dynamic Multifactor Index (Index). The Fund will invest at least 80% of its total assets in the securities that comprise the Index. The Index is constructed using a rules-based approach that re-weights large-cap securities of the Russell 1000 Index according to economic cycles and market conditions, reflected by expansion, slowdown, contraction or recovery. The securities are assigned a multi-factor score from one of five investment styles: value, momentum, quality, low volatility and size. The Fund and Index are reconstituted and rebalanced based on economic indicator signal changes, as frequently as monthly.
Vanguard U.S. Value Factor	5.15%
U.S. Value Factor ETF seeks to provide long-term capital appreciation by investing in U.S. stocks with lower market valuations relative to fundamentals, such as book value of equity and earnings. Relatively inexpensive stocks have tended to earn a higher return than expensive stocks.
Simplify U.S. Equity PLUS Convexity ETF	5.07%
The investment seeks to provide capital appreciation. The adviser seeks to achieve the fund’s investment objective by investing primarily in equity securities of U.S. companies and applying a convexity option overlay strategy to the equity investments. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, primarily by purchasing exchange-traded funds (“ETFs”). The option overlay consists of purchasing exchange-traded and over the counter (“OTC”) put and call options on the S&P 500 Index or an S&P 500 Index ETF.
Schwab Fundamental U.S. Small Company Index ETF	4.95%
The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFI™ US Small Company Index.

AdvisorOne Funds Annual Report

CLS Shelter Fund - Performance Update

Annualized Total Returns as of April 30, 2021

	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	15.40%	2.51%	7.02%	4.52%	NA
Class T Shares[1]	15.57%	NA	NA	N/A	4.96%
MSCI ACWI Index	45.74%	13.32%	13.85%	9.17%	19.96%
Risk Based Benchmark*	35.36%	13.26%	12.67%	9.61%	16.90%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.47% for Class N shares and 1.32% for Class T shares per the September 1, 2020 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 27 emerging markets.

*	Performance of the risk based benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Morningstar U.S. Market Index and 20% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 25% of the 1-3 month Treasury Bill index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund

April 30, 2021

	Shares	Fair Value
Equity Funds - 100.65%
Developed International - 20.85%
Davis Select International ETF	450,000	$10,944,450
iShares MSCI Europe Financials ETF	25,000	501,250
iShares MSCI International Momentum Factor ETF	252,000	9,835,560
Schwab Fundamental International Large Company Index ETF	425,000	13,906,000
		35,187,260

Emerging Markets - 16.56%
Invesco FTSE RAFI Emerging Markets ETF +	444,000	10,078,800
iShares MSCI All Country Asia ex Japan ETF	110,000	10,304,800
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	120,000	3,573,468
SPDR S&P Emerging Asia Pacific ETF	30,000	3,987,600
		27,944,668

Global - 4.65%
Cambria Global Value ETF ^	343,000	7,853,363

Large-Cap Core - 12.49%
Pacer Salt High truBeta U.S. Mar ^	96,000	3,971,251
VanEck Vectors Morningstar Wide Moat ETF +	237,000	17,111,400
		21,082,651

Large-Cap Growth - 13.35%
Fidelity Momentum Factor ETF	102,000	4,867,440
First Trust Cloud Computing ETF +	35,000	3,522,050
iShares PHLX Semiconductor ETF	20,000	8,440,600
VanEck Vectors Gold Miners ETF	14,000	481,040
VanEck Vectors Retail ETF +	30,000	5,214,600
		22,525,730

Large-Cap Value - 20.25%
Fidelity Value Factor ETF	131,000	6,166,602
iShares U.S. Broker-Dealers & Securities Exchanges ETF +	28,000	2,724,400
iShares U.S. Financial Services ETF +	52,000	9,501,440
John Hancock Multi-Factor Energy ETF ^+	102,000	1,941,723
John Hancock Multi-Factor Financials ETF ^	95,000	4,785,891
Vanguard U.S. Value Factor	93,000	9,054,480
		34,174,536

Small/Mid-Cap Growth - 10.23%
ARK Genomic Revolution ETF +	54,000	4,798,980
ARK Innovation ETF	40,000	4,830,800
Invesco Dynamic Leisure and Entertainment ETF	54,000	2,485,080
SPDR S&P Transportation ETF	58,000	5,156,780
		17,271,640

Small/Mid-Cap Value - 2.27%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF +	55,000	3,828,550

Total Equity Funds (cost $105,307,250)		169,868,398
12	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Continued)

April 30, 2021

	Shares	Fair Value
Money Market Funds - 0.01%
Short-Term Cash - 0.01%
Federated Hermes Government Obligations Fund Institutional Class, 0.02% *	15,047	$15,047
Total Money Market Fund (cost $15,047)		15,047

Collateral for Securities Loaned - 14.57%
Dreyfus Government Cash Management Institutional Class, 0.03% *	24,599,338	24,599,338
Total Collateral for Securities Loaned (cost $24,599,338)		24,599,338

Total Investments (cost $129,921,635) - 115.23%		$194,482,783
Liabilities in Excess of Other Assets - Net - (15.23)%		(25,699,595)
NET ASSETS - 100.00%		$168,783,188

+	All or a portion of this security is on loan. Total loaned securities had a value of $24,093,272 at April 30, 2021. The loaned securities were secured with cash collateral of $24,599,338. The Fund cannot pledge or resell the collateral.

*	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2021.

^	Affiliated issuer due to 5% ownership.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

PHLX - Philadelphia Stock Exchange

PIMCO - Pacific Investment Management Company

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

S&P - Standard & Poor’s

13	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund

April 30, 2021

	Shares	Fair Value
Equity Funds - 94.39%
Commodities - 5.56%
Invesco DB Commodity Index Tracking Fund *	1,360,000	$24,357,600

Developed International - 7.05%
Alpha Architect International Quantitative Value ETF +	110,000	3,195,500
Goldman Sachs ActiveBeta Europe Equity ETF ^	85,000	3,029,341
Invesco FTSE RAFI Developed Markets ex-US ETF	263,000	12,432,010
iShares MSCI United Kingdom ETF +	375,000	12,198,750
		30,855,601

Emerging Markets - 30.16%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	609,000	24,457,440
Invesco FTSE RAFI Emerging Markets ETF	2,060,000	46,762,000
iShares MSCI Russia ETF	50,000	1,972,500
iShares MSCI Taiwan ETF +	72,600	4,685,604
iShares MSCI Turkey ETF +	70,000	1,631,700
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	600,000	17,867,340
WisdomTree Emerging Markets High Dividend Fund	645,000	29,102,400
WisdomTree Emerging Markets Quality Dividend Growth Fund ^+	185,500	5,550,160
		132,029,144

Global - 6.73%
Davis Select Worldwide ETF +	375,000	13,276,875
FlexShares Global Upstream Natural Resources Index Fund +	430,000	16,198,100
		29,474,975

Large-Cap Core - 13.67%
Davis Select Financial ETF ^	1,275,000	38,275,500
DBX ETF Trust - Xtrackers Russell 1000 U.S. Quality at a Reasonable Price ETF ^	150,000	5,787,855
John Hancock Multi-Factor Health Care ETF ^	140,000	6,489,000
John Hancock Multi-Factor Industrials ETF ^	180,000	9,268,308
		59,820,663

Large-Cap Value - 12.30%
Direxion Russell 1000 Value Over Growth ETF ^	175,000	10,255,997
Fidelity Value Factor ETF ^	741,000	34,881,315
John Hancock Multi-Factor Financials ETF ^	65,000	3,274,557
Legg Mason Low Volatility High Dividend ETF	150,000	5,454,000
		53,865,869

Low Volatility Equities - 1.16%
iShares MSCI Global Min Vol Factor ETF	50,000	5,067,000

Small/Mid-Cap Core - 6.82%
Schwab Fundamental U.S. Small Company Index ETF +	574,000	29,848,000

Small/Mid-Cap Growth - 5.70%
SPDR S&P Kensho New Economies Composite ETF +	375,000	24,930,000

Small/Mid-Cap Value - 5.24%
First Trust Financial AlphaDEX Fund +	521,000	22,934,420

Total Equity Funds (cost $278,414,369)		413,183,272
14	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Continued)

April 30, 2021

	Shares	Fair Value
Money Market Fund - 5.82%
Short-Term Cash - 5.82%
Federated Hermes Government Obligations Fund Institutional Class, 0.02% **	25,489,865	$25,489,865
Total Money Market Fund (cost $25,489,865)		25,489,865

Collateral for Securities Loaned - 7.34%
Dreyfus Government Cash Management Institutional Class, 0.03% **	32,137,984	32,137,984
Total Collateral for Securities Loaned (cost $32,137,984)		32,137,984

Total Investments (cost $336,042,218) - 107.55%		$470,811,121
Liabilities in Excess of Other Assets - Net - (7.55)%		(33,041,841)
NET ASSETS - 100.00%		$437,769,280

+	All or a portion of this security is on loan. Total loaned securities had a value of $31,263,811 at April 30, 2021. The loaned securities were secured with cash collateral of $32,137,984. The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2021.

^	Affiliated issuer due to 5% ownership.

DB - Deutsche Bank

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

PIMCO - Pacific Investment Management Company

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

S&P - Standard & Poor’s

15	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Growth and Income Fund

April 30, 2021

	Shares	Fair Value
Bond Funds - 45.81%
High Yield Bonds - 3.35%
First Trust ETF IV First Trust Tactical High Yield ETF	24,150	$1,173,690
SPDR Blackstone Senior Loan ET +	210,000	9,641,100
VanEck Vectors High Yield Muni ETF +	20,000	1,253,600
		12,068,390

Intermediate/Long-Term Bonds - 27.02%
Fidelity Total Bond ETF	664,963	35,090,098
First Trust TCW Opportunistic Fixed Income ETF	380,000	20,219,800
iShares TIPS Bond ETF	12,300	1,561,977
PIMCO Active Bond ETF	117,500	12,968,475
Schwab U.S. TIPS ETF	170,381	10,548,288
SPDR Doubleline Total Return Tactical ETF	296,922	14,403,686
Western Asset Total Return ETF	100,000	2,718,000
		97,510,324

International Bond - 1.21%
VanEck Vectors J.P. Morgan Emerging Markets Local Currency Bond ETF	140,000	4,355,400

Short-Term Bonds - 14.23%
Janus Henderson Short Duration Income ETF	323,234	16,226,347
PIMCO Enhanced Short Maturity Active ETF +	216,257	22,053,889
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	35,000	1,071,700
Vanguard Short-Term Inflation-Protected Securities ETF +	231,000	12,009,690
		51,361,626

Total Bond Funds (cost $158,963,186)		165,295,740

Equity Funds - 52.34%
Alternative - 1.37%
IQ Merger Arbitrage ETF +	146,874	4,940,841

Commodities - 7.73%
Invesco DB Commodity Index Tracking Fund *	155,000	2,776,050
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,100,000	20,493,000
iShares Gold Trust *	275,000	4,633,750
		27,902,800

Developed International - 6.89%
JPMorgan BetaBuilders Europe ETF +	80,000	4,582,400
Schwab Fundamental International Large Company Index ETF	620,000	20,286,400
		24,868,800

Emerging Markets - 9.24%
Invesco FTSE RAFI Emerging Markets ETF	232,800	5,284,560
iShares Core MSCI Emerging Markets ETF	175,200	11,470,344
Schwab Fundamental Emerging Markets Large Company Index ETF +	530,000	16,583,700
		33,338,604
16	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Growth and Income Fund (Continued)

April 30, 2021

	Shares	Fair Value
Global - 5.25%
Davis Select Worldwide ETF	100,000	$3,540,500
iShares Exponential Technologies ETF	250,772	15,387,370
		18,927,870

Large-Cap Core - 2.01%
Davis Select U.S. Equity ETF	160,176	5,699,062
John Hancock Multi-Factor Industrials ETF	30,000	1,544,718
		7,243,780

Large-Cap Value - 16.59%
iShares MSCI USA Value Factor ETF	395,200	41,211,456
John Hancock Multi-Factor Financials ETF ^	60,000	3,022,668
Legg Mason Low Volatility High Dividend ETF	175,000	6,363,000
SPDR S&P Global Natural Resources ETF	177,500	9,265,500
		59,862,624

Small/Mid-Cap Core - 3.26%
John Hancock Multi-Factor Small Cap ETF	235,000	8,297,474
SPDR S&P Aerospace & Defense ETF +	27,000	3,458,160
		11,755,634

Total Equity Funds (cost $131,701,912)		188,840,953

Money Market Fund - 1.49%
Short-Term Cash - 1.49%
Federated Hermes Government Obligations Fund Institutional Class, 0.02% **	5,388,875	5,388,875
Total Money Market Fund (cost $5,388,875)		5,388,875

Collateral for Securities Loaned - 8.30%
Dreyfus Government Cash Management Institutional Class, 0.03% **	29,953,853	29,953,853
Total Collateral for Securities Loaned (cost $29,953,853)		29,953,853

Total Investments (cost $326,007,826) - 107.94%		$389,479,421
Liabilities in Excess of Other Assets - Net - (7.94)%		(28,659,033)
NET ASSETS - 100.00%		$360,820,388

+	All or a portion of this security is on loan. Total loaned securities had a value of $29,335,069 at April 30, 2021. The loaned securities were secured with cash collateral of $29,953,853. The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2021.

^	Affiliated issuer due to 5% ownership.

DB - Deutsche Bank

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

PIMCO - Pacific Investment Management Company

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

S&P - Standard & Poor’s

TIPS - Treasury Inflation-Protected Securities

17	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Flexible Income Fund

April 30, 2021

	Shares	Fair Value
Bond Funds - 93.99%
High Yield Bonds - 15.56%
iShares 0-5 Year High Yield Corporate Bond ETF +	123,500	$5,672,355
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	20,145	2,003,017
SPDR Blackstone Senior Loan ET	357,439	16,410,024
VanEck Vectors High Yield Muni ETF +	39,700	2,488,396
Xtrackers USD High Yield Corporate Bond ETF +	46,000	1,845,980
		28,419,772

Intermediate/Long-Term Bonds - 42.56%
iShares 3-7 Year Treasury Bond ETF	63,900	8,334,477
iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	55,860	3,336,518
Janus Henderson Mortgage-Backed Securities ETF	73,200	3,903,024
Nuveen Enhanced Yield U.S. Aggregate Bond ETF +	124,400	3,092,584
PIMCO Active Bond ETF	166,909	18,421,746
Quadratic Interest Rate Volatility and Inflation ETF +	614,500	17,556,265
SPDR Doubleline Total Return Tactical ETF +	100,689	4,884,423
Vanguard Intermediate-Term Corporate Bond ETF	117,483	11,022,255
Vanguard Mortgage-Backed Securities ETF +	41,000	2,199,650
Vanguard Total Bond Market ETF	58,485	4,986,431
		77,737,373

International Bond - 9.57%
First Trust Emerging Markets Local Currency Bond ETF	191,000	6,651,575
iShares JP Morgan Emerging Markets Local Currency Bond ETF *+	146,000	6,334,210
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,484,499
		17,470,284

Preferred Security - 1.65%
First Trust Preferred Securities and Income ETF +	148,500	3,019,005

Short-Term Bonds - 24.65%
Janus Henderson Short Duration Income ETF	354,150	17,778,330
PIMCO Enhanced Short Maturity Active ETF	153,222	15,625,580
Vanguard Short-Term Inflation-Protected Securities ETF	223,100	11,598,969
		45,002,879

Total Bond Funds (cost $168,147,066)		171,649,313
18	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Flexible Income Fund (Continued)

April 30, 2021

	Shares	Fair Value
Equity Funds - 5.02%
Developed International - 1.89%
Schwab Fundamental International Large Company Index ETF	105,900	$3,465,048

Emerging Markets - 1.07%
Invesco FTSE RAFI Emerging Markets ETF +	86,000	1,952,200

Global - 0.52%
iShares Global Healthcare ETF	11,900	946,645

Large-Cap Value - 1.54%
JPMorgan U.S. Value Factor ETF +	46,200	1,645,182
Vanguard High Dividend Yield ETF	11,200	1,161,104
		2,806,286

Total Equity Funds (cost $7,295,512)		9,170,179

	Principal ($)	Fair Value
U.S. Government and Agency Obligations - 1.07%
Fannie Mae Pool Pool # MA0602 3.5%, Due 12/01/2030	$86,556	$92,934
Fannie Mae Pool Pool # MA1107 3.5%, Due 07/01/2032	201,714	217,446
Fannie Mae Pool Pool # 932541 4%, Due 02/01/2040	106,912	118,565
Fannie Mae Pool Pool # AE5463 4%, Due 10/01/2040	78,165	86,153
Fannie Mae Pool Pool # AJ1766 4%, Due 06/01/2041	199,007	220,580
Fannie Mae Pool Pool # AJ1407 4%, Due 09/01/2041	155,494	170,831
Fannie Mae Pool Pool # AJ7689 4%, Due 12/01/2041	107,096	117,663
Fannie Mae Pool Pool # AC5445 5%, Due 11/01/2039	108,414	125,513
Fannie Mae Pool Pool # AD1597 5%, Due 02/01/2040	116,831	133,895
Fannie Mae Pool Pool # AD0571 5.5%, Due 12/01/2039	62,426	72,292
Fannie Mae Pool Pool # MA0389 5.5%, Due 04/01/2040	69,163	80,566
Fannie Mae Pool Pool # 745089 6%, Due 12/01/2035	107,243	127,590
Fannie Mae Pool Pool # 993076 6%, Due 12/01/2038	40,048	47,330
Freddie Mac Gold Pool Pool # G08435 4.5%, Due 02/01/2041	96,632	107,835
Freddie Mac Gold Pool Pool # A23148 5.5%, Due 06/01/2034	99,927	115,383
Freddie Mac Gold Pool Pool # G02998 6%, Due 05/01/2037	31,058	37,000
Freddie Mac Gold Pool Pool # G05833 6.5%, Due 04/01/2039	42,421	48,378
Government National Mortgage Association 3.5%, Due 07/16/2039	33,393	35,442
Total U.S. Government and Agency Obligations (cost $1,812,542)		1,955,396
19	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Flexible Income Fund (Continued)

April 30, 2021

	Shares	Fair Value
Money Market Fund - 0.59%
Short-Term Cash - 0.59%
Federated Hermes Government Obligations Fund Institutional Class, 0.02% **	1,083,996	$1,083,996
Total Money Market Fund (cost $1,083,996)		1,083,996

Collateral for Securities Loaned - 7.91%
Dreyfus Government Cash Management Institutional Class, 0.03% **	14,452,047	14,452,047
Total Collateral for Securities Loaned (cost $14,452,047)		14,452,047

Total Investments (cost $192,791,163) - 108.58%		$198,310,931
Liabilities in Excess of Other Assets - Net - (8.58)%		(15,676,761)
NET ASSETS - 100.00%		$182,634,170

+	All or a portion of this security is on loan. Total loaned securities had a value of $15,326,628 at April 30, 2021. The loaned securities were secured with cash collateral of $14,452,047 and non-cash collateral of $1,218,586. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2021.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

PIMCO - Pacific Investment Management Company

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poors’ Depositary Receipts

20	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Shelter Fund

April 30, 2021

	Shares	Fair Value
Equity Funds - 98.32%
Developed International - 20.10%
Goldman Sachs ActiveBeta International Equity ETF	503,300	$17,172,596
Schwab Fundamental International Large Company Index ETF	520,000	17,014,400
		34,186,996

Emerging Markets - 15.00%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	635,000	25,501,600

Large-Cap Core - 42.99%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF +	267,000	22,209,060
Invesco Russell 1000 Dynamic Multi-Factor ETF +	190,000	8,804,600
John Hancock Multi-Factor Large Cap ETF +	627,000	33,488,070
Simplify U.S. Equity PLUS Convexity ETF *^	285,000	8,618,400
		73,120,130

Large-Cap Growth - 10.13%
iShares MSCI USA Quality Factor ETF	135,000	17,230,050

Large-Cap Value - 5.15%
Vanguard U.S. Value Factor +	90,000	8,762,400

Small/Mid-Cap Core - 4.95%
Schwab Fundamental U.S. Small Company Index ETF	162,000	8,424,000

Total Equity Funds (cost $159,704,009)		167,225,176

Money Market Fund - 0.42%
Short-Term Cash - 0.42%
Federated Hermes Prime Cash Obligations Fund Institutional Class, 0.02% **	715,931	715,931
Total Money Market Fund (cost $715,931)		715,931

Collateral for Securities Loaned - 1.24%
Dreyfus Government Cash Management Institutional Class, 0.03% **	2,094,890	2,094,890
Total Collateral for Securities Loaned (cost $2,094,890)		2,094,890

Total Investments (cost $162,514,830) - 99.98%		$170,035,997
Other Assets in Excess of Liabilities - Net - 0.02%		39,689
NET ASSETS - 100.00%		$170,075,686

+	All or a portion of this security is on loan. Total loaned securities had a value of $2,053,201 at April 30, 2021. The loaned securities were secured with cash collateral of $2,094,890.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2021.

^	Affiliated issuer due to 5% ownership.

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

21	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities

April 30, 2021

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Assets:
Unaffiliated investments, at cost	$116,130,462	$255,591,837	$323,651,692
Affiliated Investments, at cost	13,791,173	80,450,381	2,356,134
Unaffiliated investments in securities, at value*	$175,930,555	$353,999,088	$386,456,753
Affiliated Investments in securities, at value	18,552,228	116,812,033	3,022,668
Receivable for securities sold	—	—	4,876,000
Receivable for security lending	61,812	77,220	33,549
Receivable for fund shares sold	59,249	73,547	29,773
Interest and dividends receivable	2	283	59,296
Prepaid expenses and other assets	22,484	34,176	33,651
Total Assets	194,626,330	470,996,347	394,511,690

Liabilities:
Securities lending collateral (Note 8)	24,599,338	32,137,984	29,953,853
Payable for securities purchased	—	—	2,857,866
Payable for fund shares redeemed	1,045,507	625,281	501,133
Accrued advisory fees	105,088	268,856	222,777
Accrued shareholder servicing fees	34,989	89,512	74,106
Payable to related parties	32,206	76,860	54,670
Accrued expenses and other liabilities	26,014	28,574	26,897
Total Liabilities	25,843,142	33,227,067	33,691,302
Net Assets	$168,783,188	$437,769,280	$360,820,388

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$90,726,501	$270,894,898	$287,008,136
Accumulated earnings	78,056,687	166,874,382	73,812,252
Net Assets	$168,783,188	$437,769,280	$360,820,388

Class N Shares:
Net assets	$168,783,165	$437,769,254	$360,820,375
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$19.66	$21.21	$12.21
Total shares outstanding at end of year	8,586,303	20,642,847	29,544,123

Class T Shares:
Net assets	$23	$26	$13
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)**	$19.66	$21.21	$12.21
Total shares outstanding at end of year	1	1	1

*	Includes Securities Loaned $24,093,272; $31,263,811; $29,335,069.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.
22	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)

April 30, 2021

	CLS
	Flexible		CLS
	Income Fund		Shelter Fund
Assets:
Unaffiliated investments, at cost	$192,791,163		$153,876,736
Affiliated Investments, at cost	—		8,638,094
Unaffiliated investments in securities, at value*	$198,310,931		$161,417,597
Affiliated Investments in securities, at value	—		8,618,400
Receivable for securities sold	—		11,195,524
Receivable for security lending	37,536		15,327
Receivable for fund shares sold	18,774		20,371
Interest and dividends receivable	6,592		34
Prepaid expenses and other assets	22,602		26,092
Total Assets	198,396,435		181,293,345

Liabilities:
Securities lending collateral (Note 8)	14,452,047		2,094,890
Payable for securities purchased	—		8,638,094
Payable for fund shares redeemed	1,146,221		283,764
Accrued advisory fees	60,319		105,767
Accrued shareholder servicing fees	37,617		34,719
Payable to related parties	42,451		36,976
Accrued expenses and other liabilities	23,610		23,449
Total Liabilities	15,762,265		11,217,659
Net Assets	$182,634,170		$170,075,686

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$176,167,259		$174,225,392
Accumulated earnings (losses)	6,466,911		(4,149,706)
Net Assets	$182,634,170		$170,075,686

Class N Shares:
Net assets	$182,634,159		$167,416,817
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.65		$12.17
Total shares outstanding at end of year	17,146,744		13,754,685

Class T Shares:
Net assets	$11		$2,658,869
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.66	**	$12.15
Total shares outstanding at end of year	1		218,823

*	Includes Securities Loaned $15,326,628; $2,053,201.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.
23	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations

For the Year Ended April 30, 2021

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Investment Income:
Dividend income - Unaffiliated	$1,937,055	$6,056,580	$6,880,142
Dividend income - Affiliated	313,436	1,630,192	43,362
Interest income	36	624	4,112
Securities lending income-net*	755,132	715,845	840,415
Total investment income	3,005,659	8,403,241	7,768,031

Expenses:
Investment advisory fees	1,206,490	3,070,443	2,689,054
Shareholder Service Fees:
Class N	402,163	1,023,481	896,351
Administration fees	198,033	466,927	420,346
Trustees’ fees	65,551	66,605	65,871
Printing and postage expense	37,060	54,602	52,773
Registration & filing fees	28,692	31,386	36,866
Professional fees	25,541	28,602	27,909
Custodian fees	15,747	34,518	28,725
Insurance expense	12,455	31,978	28,659
Chief compliance officer fees	7,835	19,937	18,218
Miscellaneous fees and expenses	1,250	1,250	20,185
Total Expenses	2,000,817	4,829,729	4,284,957
Net Investment Income	1,004,842	3,573,512	3,483,074

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (losses) on:
Investments - Unaffiliated	23,350,535	53,931,745	15,170,300
Investments - Affiliated	(1,191,960)	2,368,157	—
Distributions of realized gains by underlying investment companies	50,670	186,073	426,452
Total net realized gain	22,209,245	56,485,975	15,596,752
Net change in unrealized appreciation on:
Investments - Unaffiliated	45,797,998	74,832,817	56,345,481
Investments - Affiliated	3,816,124	35,432,429	1,445,443
Total net change in unrealized appreciation	49,614,122	110,265,246	57,790,924
Net Realized and Unrealized Gain on Investments	71,823,367	166,751,221	73,387,676
Net Increase in Net Assets Resulting from Operations	$72,828,209	$170,324,733	$76,870,750

*	A portion of securities lending income is from affiliated issuer.
24	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)

For the Year Ended April 30, 2021

	CLS
	Flexible	CLS
	Income Fund	Shelter Fund
Investment Income:
Dividend income - Unaffiliated	$4,535,553	$2,473,068
Dividend income - Affiliated	—	—
Interest income	99,074	21,857
Securities lending income-net*	482,170	92,775
Total investment income	5,116,797	2,587,700

Expenses:
Investment advisory fees	767,073	1,402,831
Shareholder Service Fees:
Class N	479,421	462,199
Class T	—	216
Administration fees	263,928	225,981
Trustees’ fees	65,604	65,602
Printing and postage expense	36,322	14,657
Registration & filing fees	30,223	30,380
Professional fees	25,861	25,762
Custodian fees	15,838	15,768
Insurance expense	15,522	15,576
Chief compliance officer fees	10,102	9,800
Miscellaneous fees and expenses	1,250	1,250
Total Expenses	1,711,144	2,270,022
Net Investment Income	3,405,653	317,678

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains on:
Investments - Unaffiliated	6,424,242	10,140,087
Investments - Affiliated	—	—
Distributions of realized gains by underlying investment companies	34,676	—
Total net realized gain	6,458,918	10,140,087
Net change in unrealized appreciation on:
Investments - Unaffiliated	3,121,867	14,929,567
Investments - Affiliated	—	441,090
Total net change in unrealized appreciation	3,121,867	15,370,657
Net Realized and Unrealized Gain on Investments	9,580,785	25,510,744
Net Increase in Net Assets Resulting from Operations	$12,986,438	$25,828,422

*	A portion of securities lending income is from affiliated issuer.
25	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	CLS Global Aggressive		CLS Global Diversified
	Equity Fund		Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,004,842	$1,847,534	$3,573,512	$6,330,713
Net realized gain (loss) on investments	22,158,575	(4,247,985)	56,299,902	(8,057,525)
Distributions of realized gains by underlying investment companies	50,670	90,240	186,073	290,920
Net change in unrealized appreciation (depreciation) on investments	49,614,122	(10,952,243)	110,265,246	(41,169,113)
Net increase (decrease) in net assets resulting from operations	72,828,209	(13,262,454)	170,324,733	(42,605,005)

Distributions to Shareholders:
Total Distributions Paid
Class N	(1,410,622)	(6,157,128)	(3,914,277)	(21,847,359)
Class T	(1)	(1)	(1)	(1)
Total Dividends and Distributions to Shareholders	(1,410,623)	(6,157,129)	(3,914,278)	(21,847,360)
From Fund Share Transactions (Note 7)	(42,169,521)	4,813,534	(91,717,347)	(25,464,692)
Total Increase (Decrease) in Net Assets	29,248,065	(14,606,049)	74,693,108	(89,917,057)

Net Assets:
Beginning of Year	139,535,123	154,141,172	363,076,172	452,993,229
End of Year	$168,783,188	$139,535,123	$437,769,280	$363,076,172
26	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	CLS Growth		CLS Flexible
	and Income Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,483,074	$7,431,615	$3,405,653	$5,510,976
Net realized gain (loss) on investments	15,170,300	(941,995)	6,424,242	(4,228,873)
Distributions of realized gains by underlying investment companies	426,452	22,762	34,676	63,381
Net change in unrealized appreciation (depreciation) on investments	57,790,924	(28,938,536)	3,121,867	1,690,364
Net increase (decrease) in net assets resulting from operations	76,870,750	(22,426,154)	12,986,438	3,035,848

Distributions to Shareholders:
Total Distributions Paid
Class N	(4,872,002)	(10,297,728)	(3,498,892)	(5,598,869)
Class T	(1)	(1)	(1)	(1)
Total Dividends and Distributions to Shareholders	(4,872,003)	(10,297,729)	(3,498,893)	(5,598,870)
From Fund Share Transactions (Note 7)	(51,831,269)	(48,054,408)	(18,436,015)	(22,558,329)
Total Increase (Decrease) in Net Assets	20,167,478	(80,778,291)	(8,948,470)	(25,121,351)

Net Assets:
Beginning of Year	340,652,910	421,431,201	191,582,640	216,703,991
End of Year	$360,820,388	$340,652,910	$182,634,170	$191,582,640
27	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	CLS
	Shelter Fund
	Year Ended	Year Ended
	April 30, 2021	April 30, 2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$317,678	$3,057,487
Net realized gain (loss) on investments	10,140,087	(2,333,302)
Net change in unrealized appreciation (depreciation) on investments	15,370,657	(16,363,737)
Net increase (decrease) in net assets resulting from operations	25,828,422	(15,639,552)

Distributions to Shareholders:
Total Distributions Paid
Class N	(3,046,175)	(2,418,288)
Class T	(91,255)	(1)
Total Dividends and Distributions to Shareholders	(3,137,430)	(2,418,289)
From Fund Share Transactions (Note 7)	(45,743,370)	(8,466,193)
Total Decrease in Net Assets	(23,052,378)	(26,524,034)

Net Assets:
Beginning of Year	193,128,064	219,652,098
End of Year	$170,075,686	$193,128,064
28	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2021	2020	2019		2018		2017
Net asset value, beginning of year	$12.54	$14.18	$15.56		$14.38		$12.26

Income (loss) from investment operations:
Net investment income (a) (b)	0.10	0.17	0.17		0.15		0.17
Net realized and unrealized gain (loss) on investments	7.17	(1.25)	(0.22)		1.78		2.29
Total income (loss) from investment operations	7.27	(1.08)	(0.05)		1.93		2.46

Less distributions from:
Net investment income	(0.15)	(0.16)	(0.23)		(0.13)		(0.19)
Net realized gains	—	(0.40)	(1.10)		(0.62)		(0.15)
Total distributions from net investment income and net realized gains	(0.15)	(0.56)	(1.33)		(0.75)		(0.34)

Net asset value, end of year	$19.66	$12.54	$14.18		$15.56		$14.38

Total return(c)	58.09%	(8.17)%	0.99	% (e)	13.44	% (e)	20.23	% (e)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$168,783	$139,535	$154,141		$170,351		$159,246
Ratio of net expenses to average net assets after expense reimbursement(d)	1.24%	1.24%	1.16%		1.15%		1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.24%	1.24%	1.27%		1.23%		1.40%
Ratio of net investment income to average net assets(b)	0.62%	1.25%	1.13%		0.99%		1.30%
Portfolio turnover rate	16%	63%	17%		28%		32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
29	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2021	2020	2019(a)
Net asset value, beginning of year/period	$12.54	$14.18	$14.32

Income (loss) from investment operations:
Net investment income(b)(c)	0.10	0.17	0.10
Net realized and unrealized gain (loss) on investments	7.17	(1.25)	1.09
Total income (loss) from investment operations	7.27	(1.08)	1.19

Less distributions from:
Net investment income	(0.15)	(0.16)	(0.23)
Net realized gains	—	(0.40)	(1.10)
Total distributions from net investment income and net realized gains	(0.15)	(0.56)	(1.33)

Net asset value, end of year/period	$19.66	$12.54	$14.18

Total return(d)	58.09%	(8.17)%	9.73	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$23	$14	$16
Ratio of net expenses to average net assets after expense reimbursement(e)	1.09%	1.09%	1.01	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.09%	1.09%	1.12	% (f)
Ratio of net investment income to average net assets(c)	0.77%	1.40%	1.28	% (f)
Portfolio turnover rate	16%	63%	17	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
30	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2021	2020	2019		2018		2017
Net asset value, beginning of year	$14.10	$16.55	$18.75		$17.94		$16.15

Income (loss) from investment operations:
Net investment income(a)(b)	0.15	0.24	0.27		0.22		0.28
Net realized and unrealized gain (loss) on investments	7.13	(1.82)	(0.47)		2.42		2.09
Total income (loss) from investment operations	7.28	(1.58)	(0.20)		2.64		2.37

Less distributions from:
Net investment income	(0.17)	(0.25)	(0.34)		(0.28)		(0.49)
Net realized gains	—	(0.62)	(1.66)		(1.55)		(0.09)
Total distributions from net investment income and net realized gains	(0.17)	(0.87)	(2.00)		(1.83)		(0.58)

Net asset value, end of year	$21.21	$14.10	$16.55		$18.75		$17.94

Total return(c)	51.82%	(10.47)%	0.31	% (e)	14.84	% (f)	14.95	% (e)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$437,769	$363,076	$452,993		$461,327		$434,938
Ratio of net expenses to average net assets after expense reimbursements/recapture(d)	1.18%	1.17%	1.15%		1.15%		1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.18%	1.17%	1.16%		1.13%		1.20%
Ratio of net investment income to average net assets(b)	0.87%	1.51%	1.52%		1.15%		1.64%
Portfolio turnover rate	17%	77%	35%		24%		41%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(f)	Had the advisor not recaptured a portion of the Fund’s previously waived expenses, total returns would have been higher.
31	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2021	2020	2019(a)
Net asset value, beginning of year/period	$14.10	$16.55	$17.34

Income (loss) from investment operations:
Net investment income(b)(c)	0.15	0.24	0.15
Net realized and unrealized gain (loss) on investments	7.13	(1.82)	1.06
Total income (loss) from investment operations	7.28	(1.58)	1.21

Less distributions from:
Net investment income	(0.17)	(0.25)	(0.34)
Net realized gains	—	(0.62)	(1.66)
Total distributions from net investment income and net realized gains	(0.17)	(0.87)	(2.00)

Net asset value, end of year/period	$21.21	$14.10	$16.55

Total return(d)	51.82%	(10.47)%	8.49	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$26	$17	$19
Ratio of net expenses to average net assets after expense reimbursement(e)	1.03%	1.02%	1.00	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.03%	1.02%	1.03	% (f)
Ratio of net investment income to average net assets(c)	1.02%	1.66%	2.75	% (f)
Portfolio turnover rate	17%	77%	35	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
32	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2021	2020		2019		2018		2017
Net asset value, beginning of year	$9.98	$10.90		$11.35		$11.12		$10.55

Income (loss) from investment operations:
Net investment income(a)(b)	0.12	0.20		0.21		0.16		0.19
Net realized and unrealized gain (loss) on investments	2.27	(0.83)		(0.09)		0.68		0.61
Total income (loss) from investment operations	2.39	(0.63)		0.12		0.84		0.80

Less distributions from:
Net investment income	(0.16)	(0.24)		(0.19)		(0.18)		(0.21)
Net realized gains	—	(0.05)		(0.38)		(0.43)		(0.02)
Total distributions from net investment income and net realized gains	(0.16)	(0.29)		(0.57)		(0.61)		(0.23)

Net asset value, end of year	$12.21	$9.98		$10.90		$11.35		$11.12

Total return(c)	24.01%	(6.05	)% (f)	1.51	% (e)	7.55	% (e)	7.68	% (e)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$360,820	$340,653		$421,431		$467,990		$445,759
Ratio of net expenses to average net assets after expense reimbursement/recapture(d)	1.19%	1.15%		1.15%		1.15%		1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.19%	1.11%		1.16%		1.14%		1.21%
Ratio of net investment income to average net assets(b)	0.97%	1.88%		1.93%		1.38%		1.75%
Portfolio turnover rate	16%	42%		28%		23%		45%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(f)	Had the advisor not recaptured a portion of the Fund’s previously waived expenses, total returns would have been higher.
33	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Year	Year		Period
	Ended	Ended		Ended
	April 30,	April 30,		April 30,
	2021	2020		2019(a)
Net asset value, beginning of year/period	$9.98	$10.90		$10.83

Income (loss) from investment operations:
Net investment income(b)(c)	0.12	0.20		0.09
Net realized and unrealized gain (loss) on investments	2.27	(0.83)		0.55
Total income (loss) from investment operations	2.39	(0.63)		0.64

Less distributions from:
Net investment income	(0.16)	(0.24)		(0.19)
Net realized gains	—	(0.05)		(0.38)
Total distributions from net investment income and net realized gains	(0.16)	(0.29)		(0.57)

Net asset value, end of year/period	$12.21	$9.98		$10.90

Total return (d)	24.01%	(6.05	)% (i)	6.38	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$13	$11		$11
Ratio of net expenses to average net assets after expense reimbursement/recapture(e)	1.04%	1.00%		1.00	% (f)
Ratio of expenses to average net assets before waivers and reimbursements/recapture(e)	1.04%	0.96%		1.02	% (f)
Ratio of net investment income to average net assets(c)	1.12%	2.03%		2.19	% (f)
Portfolio turnover rate	16%	42%		28	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(i)	Had the advisor not recaptured a portion of the Fund’s previously waived expenses, total returns would have been higher.
34	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2021	2020	2019		2018		2017
Net asset value, beginning of year	$10.14	$10.26	$10.13		$10.28		$10.18

Income (loss) from investment operations:
Net investment income(a)(b)	0.19	0.27	0.29		0.24		0.24
Net realized and unrealized gain (loss) on investments	0.51	(0.11)	0.13		(0.15)		0.11
Total income from investment operations	0.70	0.16	0.42		0.09		0.35

Less distributions from:
Net investment income	(0.19)	(0.28)	(0.29)		(0.24)		(0.25)
Total distributions from net investment income	(0.19)	(0.28)	(0.29)		(0.24)		(0.25)

Net asset value, end of year	$10.65	$10.14	$10.26		$10.13		$10.28

Total return(c)	6.97%	1.51%	4.29	% (e)	0.86	% (e)	3.48	% (e)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$182,634	$191,583	$216,704		$236,027		$228,142
Ratio of net expenses to average net assets after expense reimbursement(d)	0.89%	0.87%	0.81%		0.80%		0.80%
Ratio of expenses to average net assets before waivers and reimbursements(d)	0.89%	0.87%	0.88%		0.86%		0.99%
Ratio of net investment income to average net assets(b)	1.78%	2.62%	2.86%		2.32%		2.35%
Portfolio turnover rate	34%	15%	22%		13%		9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
35	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2021	2020	2019(a)
Net asset value, beginning of year/period	$10.14	$10.26	$9.93

Income from investment operations:
Net investment income(b)(c)	0.19	0.27	0.11
Net realized and unrealized gain (loss) on investments	0.52	(0.11)	0.35
Total income from investment operations	0.71	0.16	0.46

Less distributions from:
Net investment income	(0.19)	(0.28)	(0.13)
Total distributions from net investment income	(0.19)	(0.28)	(0.13)

Net asset value, end of year/period	$10.66	$10.14	$10.26

Total return(d)	7.07%	1.51%	4.68	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$11	$11	$10
Ratio of net expenses to average net assets after expense reimbursement(e)	0.74%	0.72%	0.67	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	0.74%	0.72%	0.75	% (f)
Ratio of net investment income to average net assets(c)	1.93%	2.77%	2.95	% (f)
Portfolio turnover rate	34%	15%	22	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
36	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2021	2020	2019		2018		2017
Net asset value, beginning of year	$10.73	$11.70	$14.51		$13.10		$11.65

Income (loss) from investment operations:
Net investment income(a)(b)	0.02	0.17	0.15		0.16		0.10
Net realized and unrealized gain (loss) on investments	1.62	(1.01)	(0.31)		1.56		1.64
Total income (loss) from investment operations	1.64	(0.84)	(0.16)		1.72		1.74

Less distributions from:
Net investment income	(0.20)	(0.13)	—		(0.16)		(0.11)
Net realized gains	—	—	(2.65)		(0.15)		(0.18)
Total distributions from net investment income and net realized gains	(0.20)	(0.13)	(2.65)		(0.31)		(0.29)

Net asset value, end of year	$12.17	$10.73	$11.70		$14.51		$13.10

Total return(c)	15.40%	(7.33)%	0.81	% (e)	13.11	% (e)	15.11	% (e)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$167,417	$193,128	$219,652		$200,362		$129,378
Ratio of net expenses to average net assets after expense reimbursement(d)	1.22%	1.19%	1.16%		1.15%		1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.22%	1.19%	1.20%		1.18%		1.24%
Ratio of net investment income to average net assets(b)	0.17%	1.42%	1.15%		1.14%		0.83%
Portfolio turnover rate	377%	257%	316%		172%		147%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
37	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2021	2020	2019(a)
Net asset value, beginning of year/period	$10.73	$11.70	$13.95

Income from investment operations:
Net investment income(b)(c)	0.04	0.17	0.06
Net realized and unrealized gain (loss) on investments	1.61	(1.01)	0.34
Total income (loss) from investment operations	1.65	(0.84)	0.40

Less distributions from:
Net investment income	(0.23)	(0.13)	—
Net realized gains	—	—	(2.65)
Total distributions from net investment income and net realized gains	(0.23)	(0.13)	(2.65)

Net asset value, end of year/period	$12.15	$10.73	$11.70

Total return(d)	15.57%	(7.33)%	4.84	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$2,658,869	$14	$15
Ratio of net expenses to average net assets after expense reimbursement(e)	1.07%	1.04%	1.02	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.07%	1.04%	1.07	% (f)
Ratio of net investment income to average net assets(c)	0.53%	1.57%	1.46	% (f)
Portfolio turnover rate	377%	257%	316	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
38	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements
April 30, 2021

1.	Organization

AdvisorOne Funds (the “Trust”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund, (collectively the “Funds” and each individually a “Fund”) are each a diversified series of the Trust. The Funds each offer an unlimited number of shares of beneficial interest without par value. Each Fund offers both Class N and Class T shares. Each share of each Fund’s two classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. A Fund’s class specific expenses include shareholder service fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Fund	The primary investment objective of each Fund is as follows:
CLS Global Aggressive Equity Fund	Long-term growth.
CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income.
CLS Growth and Income Fund	A combination of current income and growth of capital.
CLS Flexible Income Fund	Total return, consisting of income and capital growth, consistent with preservation of capital.
CLS Shelter Fund	Limiting the impact of large equity market declines. The Fund’s secondary investment objective is growth of capital.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2021 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$169,868,398	$—	$—	$169,868,398
Money Market Fund	15,047	—	—	15,047
Collateral for Securities Loaned	24,599,338	—	—	24,599,338
Total	$194,482,783	$—	$—	$194,482,783

CLS Global Diversified Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$413,183,272	$—	$—	$413,183,272
Money Market Fund	25,489,865	—	—	25,489,865
Collateral for Securities Loaned	32,137,984	—	—	32,137,984
Total	$470,811,121	$—	$—	$470,811,121

CLS Growth and Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$165,295,740	$—	$—	$165,295,740
Equity Funds	188,840,953	—	—	188,840,953
Money Market Fund	5,388,875	—	—	5,388,875
Collateral for Securities Loaned	29,953,853	—	—	29,953,853
Total	$389,479,421	$—	$—	$389,479,421

CLS Flexible Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$171,649,313	$—	$—	$171,649,313
Equity Funds	9,170,179	—	—	9,170,179
U.S. Government & Agency Obligations	—	1,955,396	—	1,955,396
Money Market Fund	1,083,996	—	—	1,083,996
Collateral for Securities Loaned	14,452,047	—	—	14,452,047
Total	$196,355,535	$1,955,396	$—	$198,310,931

CLS Shelter Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$167,225,176	$—	$—	$167,225,176
Money Market Fund	715,931	—	—	715,931
Collateral for Securities Loaned	2,094,890	—	—	2,094,890
Total	$170,035,997	$—	$—	$170,035,997

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track. Additionally, ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings.

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020), or expected to be taken in the Funds’ 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds. Each fund’s income, expenses (other than the class specific distribution and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

Distributions to Shareholders

Income will normally be declared and distributed at least annually for all Funds with the exception of the CLS Flexible Income Fund. Income will normally be declared and distributed monthly for the CLS Flexible Income Fund. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Investment Advisory Agreement and Transactions with Related Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with Brinker Capital Investments, LLC (formerly CLS Investments, LLC)(the “Advisor”). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, and CLS Shelter Fund; and at an annualized rate of 0.40% for CLS Flexible Income Fund. During the year ended April 30, 2021, the Advisor earned the following fees:

Fund	Advisory Fee
CLS Global Aggressive Equity Fund	$1,206,490
CLS Global Diversified Equity Fund	3,070,443
CLS Growth and Income Fund	2,689,054
CLS Flexible Income Fund	767,073
CLS Shelter Fund	1,402,831

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

The Trustees, on behalf of the Funds, have adopted a Shareholder Servicing Plan (“Shareholder Servicing Plan”). The Shareholder Servicing Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Shareholder Servicing Plan, each Fund pays the Advisor an amount up to 0.25% of average net assets attributable to Class N Shares, and an amount up to 0.10% of average net assets for Class T Shares of the respective Funds on an annualized basis. The Advisor uses these shareholder servicing fees to compensate other parties that have entered into shareholder servicing agreements with the Advisor with respect to the servicing of Fund shares. During the year ended April 30, 2021, the Funds paid the following Shareholder Servicing Plan fees:

Shareholder
Fund	Servicing Fee
CLS Global Aggressive Equity Fund	$402,163
CLS Global Diversified Equity Fund	1,023,481
CLS Growth and Income Fund	896,351
CLS Flexible Income Fund	479,421
CLS Shelter Fund	462,415

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through August 31, 2022 for Class N and Class T Shares so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class N
CLS Global Aggressive Equity, CLS Global Diversified Equity,
CLS Growth and Income, and CLS Shelter	1.25%
Class N
CLS Flexible Income Fund	0.90%
Class T
CLS Global Aggressive Equity, CLS Global Diversified Equity,
CLS Growth and Income, and CLS Shelter	1.10%
Class T
CLS Flexible Income Fund	0.75%

There were no fee waivers or expense reimbursements within any of the Funds pursuant to this contractual agreement for the year ended April 30, 2021.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding lesser of (i) the expense limitation at the time of waiver/reimbursement or (ii) the current expense limitation. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2022	2023	2024	Total
CLS Global Aggressive Equity Fund	$26,567	$—	$—	$26,567
CLS Global Diversified Equity Fund	—	—	—	—
CLS Growth and Income Fund	—	—	—	—
CLS Flexible Income Fund	—	—	—	—
CLS Shelter Fund	—	—	—	—

Distributor

The distributor of the Funds, Northern Lights Distributors, LLC (“NLD”), serves as principal underwriter for each Fund and maintains all records required to be maintained pursuant to the Funds’ Shareholder Services Plan. For the year ended April 30, 2021, no underwriting commission were paid for sales of shares.

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”), an affiliate of NLD, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of NLD and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of NLD and GFS, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

Trustees Fees

The Trust pays each Trustee of the Trust who is not an interested person an annual fee of $80,000 per year paid in quarterly installments. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2021, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Fund	Tax purposes	Appreciation	Depreciation	App/Dep
CLS Global Aggressive Equity Fund	$129,921,635	$64,591,164	$(30,016)	$64,561,148
CLS Global Diversified Equity Fund	335,028,685	136,438,376	(655,940)	135,782,436
CLS Growth and Income Fund	326,184,114	64,083,187	(787,880)	63,295,307
CLS Flexible Income Fund	192,791,163	7,018,898	(1,499,130)	5,519,768
CLS Shelter Fund	162,843,386	7,542,577	(349,966)	7,192,611

5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2021, were as follows:

Fund	Purchases	Sales
CLS Global Aggressive Equity Fund	$24,631,195	$65,721,693
CLS Global Diversified Equity Fund	69,164,083	184,961,300
CLS Growth and Income Fund	53,356,874	109,925,128
CLS Flexible Income Fund	62,748,218	80,577,033
CLS Shelter Fund	548,488,832	505,038,236

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

6.	Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at April 30, 2021 are noted in the Funds’ Schedules of Investments. Transactions during the period with companies that are affiliates are as follows:

CLS Global Aggressive Equity

								Change in		Shares
		Value at			Dividends	Realized	Transfer	Unrealized	Value at	held at
		April 30,		Sales	Credited	Gain	Prior Year	Appreciation/	April 30,	April 30,
CUSIP	Description	2020	Purchases	Proceeds	to Income	(Loss)	Unrealized	(Depreciation)	2021	2021
132061409	Cambria Global Value ETF	$6,397,975	$—	$874,444	$143,234	$(35,433)	$—	$2,365,265	$7,853,363	343,000
47804J701	John Hancock Multi-Factor Energy ETF	2,512,656	1,775,130	2,051,055	37,026	(1,156,527)	—	861,519	1,941,723	102,000
47804J404	John Hancock Multi-Factor Financials ETF	2,981,632	—	—	68,657	—	—	1,804,259	4,785,891	95,000
69374H618	Pacer Salt High truBeta U.S. Market ETF	2,225,520	—	—	64,519	—	—	1,745,731	3,971,251	96,000
Total affiliated at April 30, 2021		$14,117,783	$1,775,130	$2,925,499	$313,436	$(1,191,960)		$6,776,774	$18,552,228	636,000
23908L405	Davis Select International ETF^	$7,302,375	$—	$—	$28,800	$—	$49,640	$3,592,435	$10,944,450	450,000
316092816	Fidelity Momentum Factor ETF^	5,289,210	—	2,139,048	40,167	712,578	1,004,793	(93)	4,867,440	102,000
52468L877	Legg Mason Small-Cap Quality Value ETF#	1,450,083	—	1,696,328	8,980	(146,300)	—	392,545	—	—
92189F684	Vaneck Vectors Retail ETF^	8,702,640	—	6,485,384	54,146	3,158,726	2,298,760	(2,460,142)	5,214,600	30,000
Total including securities affiliated at April 30, 2020		$36,862,091	$1,775,130	$13,246,259	$445,529	$2,533,044	$3,353,193	$8,301,519

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

CLS Global Diversified Equity

								Change in		Shares
		Value at			Dividends	Realized	Transfer	Unrealized	Value at	held at
		April 30,		Sales	Credited	Gain	Prior Year	Appreciation/	April 30,	April 30,
CUSIP	Description	2020	Purchases	Proceeds	to Income	(Loss)	Unrealized	(Depreciation)	2021	2021
23908L108	Davis Select Financial ETF DBX ETF Trust -	$25,080,000	$—	$1,932,582	$442,423	$(213,418)	$—	$15,341,500	$38,275,500	1,275,000
233051242	Xtrackers Russell1000 US Quality at a Reasonable Price ETF	3,940,500	—	—	79,676	—	—	1,847,355	5,787,855	150,000
25460E455	Direxion Russell1000 Value Over Growth ETF	—	8,026,110	—	73,821	—	—	2,229,887	10,255,997	175,000
316092782	Fidelity Value Factor ETF	22,741,300	990,295	—	467,571	—	—	11,149,720	34,881,315	741,000
381430305	Goldman Sachs ActiveBeta Europe Equity ETF	3,432,740	—	1,681,973	76,992	620,513	—	658,061	3,029,341	85,000
47804J404	John Hancock Multi-Factor Financials ETF	2,040,064	—	—	46,976	—	—	1,234,493	3,274,557	65,000
47804J503	John Hancock Multi-Factor Health Care ETF	11,094,900	—	7,049,062	295,709	1,961,062	—	482,100	6,489,000	140,000
47804J883	John Hancock Multi-Factor Industrials ETF	—	7,154,550	—	33,624	—	—	2,113,758	9,268,308	180,000
97717W323	WisdomTree Emerging Markets Quality Dividend Growth Fund	3,884,259	—	—	113,400	—	—	1,665,901	5,550,160	185,500
Total affiliated at April 30, 2021		$72,213,763	$16,170,955	$10,663,617	$1,630,192	$2,368,157	$—	$36,722,775	$116,812,033	2,996,500
35473P827	Franklin FTSE Canada ETF#	$563,420	$—	$628,016	$6,730	$(25,643)	$—	$90,239	$—	—
78467V889	SPDR MFS Systematic Growth Equity ETF#	13,344,075	—	15,963,927	50,454	4,215,927	—	(1,596,075)	—	—
78468R648	SPDR S&P Kensho New Economies Composite ETF^	12,221,250	—	—	208,860	—	147,699	12,561,051	24,930,000	375,000
78468R747	SPDR SSGA Gender Diversity Index ETF#	6,696,210	—	6,791,850	—	159,850	—	(64,210)	—	—
Total including securities affiliated at April 30, 2020		$105,038,718	$16,170,955	$34,047,410	$1,896,236	$6,718,291	$147,699	$47,713,780

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

CLS Growth and Income

								Change in		Shares
		Value at			Dividends	Realized	Transfer	Unrealized	Value at	held at
		April 30,		Sales	Credited	Gain	Prior Year	Appreciation/	April 30,	April 30,
CUSIP	Description	2020	Purchases	Proceeds	to Income	(Loss)	Unrealized	(Depreciation)	2021	2021
47804J404	John Hancock Multi-Factor Financials ETF	$1,883,136	$—	$—	$43,362	$—	$—	$1,139,532	$3,022,668	60,000
Total affiliated at April 30, 2021		$1,883,136	$—	$—	$43,362	$—	$—	$1,139,532	$3,022,668	60,000
78463X376	SPDR Solactive Canada ETF#	$3,812,332	$—	$4,122,770	$34,162	$4,527	$—	$305,911	$—	—
Total including securities affiliated at April 30, 2020		$5,695,468	$—	$4,122,770	$77,524	$4,527	$—	$1,445,443

CLS Shelter Fund

								Change in		Shares
		Value at			Dividends	Realized	Transfer	Unrealized	Value at	held at
		April 30,		Sales	Credited	Gain	Prior Year	Appreciation/	April 30,	April 30,
CUSIP	Description	2020	Purchases	Proceeds	to Income	(Loss)	Unrealized	(Depreciation)	2021	2021
82889N103	Simplify US Equity PLUS Convexity ETF	$—	$8,638,094	$—	$—	$—	$—	$(19,694)	$8,618,400	285,000
Total affiliated at April 30, 2021		$—	$8,638,094	$—	$—	$—	$—	$(19,694)	$8,618,400	285,000
45782C508	Innovator S&P 500 Power Buffer ETF - January#	$9,860,563	$—	$11,100,754	$—	$779,407	$—	$460,784	$—	—
Total including securities affiliated at April 30, 2020		$9,860,563	$8,638,094	$11,100,754	$—	$779,407	$—	$441,090

^	This security was considered an affiliate during the period but is no longer an affiliate at April 30, 2021.

#	Security position was sold in full during the year ending April 30, 2021

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

7.	Shareholders’ Transactions

As of April 30, 2021, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Year Ended		Year Ended
	April 30, 2021		April 30, 2020
	Shares	Dollars	Shares	Dollars
CLS Global Aggressive Equity Fund
Class N Shares:
Shares Sold	852,944	$13,985,782	2,572,386	$35,917,256
Shares issued to shareholders in reinvestment	79,301	1,409,443	419,348	6,147,642
Shares redeemed	(3,472,831)	(57,564,746)	(2,737,088)	(37,251,364)
Net increase (decrease)	(2,540,586)	$(42,169,521)	254,646	$4,813,534

CLS Global Diversified Equity Fund
Class N Shares:
Shares Sold	2,187,449	$38,408,763	4,138,494	$64,846,364
Shares issued to shareholders in reinvestment	210,708	3,911,189	1,282,075	21,795,288
Shares redeemed	(7,496,640)	(134,037,299)	(7,052,150)	(112,106,344)
Net decrease	(5,098,483)	$(91,717,347)	(1,631,581)	$(25,464,692)

CLS Growth and Income Fund
Class N Shares:
Shares Sold	4,281,667	$48,115,976	5,098,635	$55,188,888
Shares issued to shareholders in reinvestment	425,261	4,864,993	912,289	10,272,367
Shares redeemed	(9,305,366)	(104,812,238)	(10,534,090)	(113,515,663)
Net decrease	(4,598,438)	$(51,831,269)	(4,523,166)	$(48,054,408)

CLS Flexible Income Fund
Class N Shares:
Shares Sold	3,687,335	$39,046,895	3,421,424	$35,542,103
Shares issued to shareholders in reinvestment	330,721	3,488,862	538,647	5,586,530
Shares redeemed	(5,769,056)	(60,971,772)	(6,189,902)	(63,686,962)
Net decrease	(1,751,000)	$(18,436,015)	(2,229,831)	$(22,558,329)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

	Year Ended		Year Ended
	April 30, 2021		April 30, 2020
	Shares	Dollars	Shares	Dollars
CLS Shelter Fund
Class N Shares:
Shares Sold	3,616,713	$40,046,370	3,940,541	$46,016,685
Shares issued to shareholders in reinvestment	269,635	3,030,701	189,202	2,404,758
Shares redeemed	(8,122,560)	(91,172,326)	(4,907,789)	(56,887,636)
Net decrease	(4,236,212)	$(48,095,255)	(778,046)	$(8,466,193)

Class T Shares:
Shares Sold	441,813	$4,929,855	—	$—
Shares issued to shareholders in reinvestment	8,141	91,255	—	$—
Shares redeemed	(231,132)	(2,669,225)	—	—
Net increase	218,822	$2,351,885	—	$—

8.	Securities Lending

The Funds have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

The Funds have adopted the disclosure provisions of FASB ASU 2014-11, “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021:

CLS Global Aggressive Equity Fund	Remaining Contractual Maturity of the Agreements as of April 30, 2021
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$24,093,272	$—	$—	$—	$24,093,272
Total Borrowings	$24,093,272	$—	$—	$—	$24,093,272
Gross amount of recognized liabilities for securities lending transactions					$24,093,272

CLS Global Diversified Equity Fund	Remaining Contractual Maturity of the Agreements as of April 30, 2021
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$31,263,811	$—	$—	$—	$31,263,811
Total Borrowings	$31,263,811	$—	$—	$—	$31,263,811
Gross amount of recognized liabilities for securities lending transactions					$31,263,811

CLS Growth and Income Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$29,335,069	$—	$—	$—	$29,335,069
Total Borrowings	$29,335,069	$—	$—	$—	$29,335,069
Gross amount of recognized liabilities for securities lending transactions					$29,335,069

CLS Flexible Income Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$15,326,628	$—	$—	$—	$15,326,628
Total Borrowings	$15,326,628	$—	$—	$—	$15,326,628
Gross amount of recognized liabilities for securities lending transactions					$15,326,628

CLS Shelter Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$2,053,201	$—	$—	$—	$2,053,201
Total Borrowings	$2,053,201	$—	$—	$—	$2,053,201
Gross amount of recognized liabilities for securities lending transactions					$2,053,201

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

Securities lending income represents a portion of total investment income and may not continue in the future due to market conditions.

	Gross Amounts		Gross Amounts not offset in the
	Recognized		Statement of Assets & Liabilities
	in Statements		Financial		Cash
	of Assets &		Instruments		Collateral	Net Amount
Fund	Liabilities		Pledged		Pledged	of Assets
CLS Global Aggressive Equity Fund	$24,599,338	(1)	$24,599,338	(2)	$—	$—
CLS Global Diversified Equity Fund	32,137,984	(1)	32,137,984	(2)	—	—
CLS Growth and Income Fund	29,953,853	(1)	29,953,853	(2)	—	—
CLS Flexible Income Fund	14,452,047	(1)	14,452,047	(2)	—	—
CLS Shelter Fund	2,094,890	(1)	2,094,890	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged

9.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions for the year ended April 30, 2021 and April 30, 2020 was as follows:

For the year ended April 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
CLS Global Aggressive Equity Fund	$1,001,509	$2,136,344	$—	$—	$3,137,853
CLS Global Diversified Equity Fund	3,529,154	3,921,974	—	—	7,451,128
CLS Growth and Income Fund	3,499,663	2,688,519	—	—	6,188,182
CLS Flexible Income Fund	3,437,786	122,991	—	—	3,560,777
CLS Shelter Fund	3,137,430	—	—	—	3,137,430

For the year ended April 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
CLS Global Aggressive Equity Fund	$1,769,038	$4,388,091	$—	$—	$6,157,129
CLS Global Diversified Equity Fund	6,495,264	15,352,096	—	—	21,847,360
CLS Growth and Income Fund	8,962,734	—	1,334,995	—	10,297,729
CLS Flexible Income Fund	5,598,870	—	—	—	5,598,870
CLS Shelter Fund	2,418,289	—	—	—	2,418,289

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The table below shows equalization amounts which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

Utilized
Portfolio	Equalization
CLS Global Aggressive Equity Fund	$1,727,230
CLS Global Diversified Equity Fund	3,536,850
CLS Growth and Income Fund	1,316,179
CLS Flexible Income Fund	61,884

As of April 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

			Post October				Total
	Undistributed	Undistributed	Loss and	Capital	Other	Unrealized	Accumulated
	Ordinary	Long-Term	Late	Loss Carry	Book/Tax	Appreciation/	Earnings/
Portfolio	Income	Capital Gains	Year Loss	Forwards	Differences	(Depreciation)	(Deficits)
CLS Global Aggressive Equity Fund	$—	$13,495,539	$—	$—	$—	64,561,148	$78,056,687
CLS Global Diversified Equity Fund	—	31,091,946	—	—	—	135,782,436	166,874,382
CLS Growth and Income Fund	—	10,516,945	—	—	—	63,295,307	73,812,252
CLS Flexible Income Fund	—	947,143	—	—	—	5,519,768	6,466,911
CLS Shelter Fund	237,420	—	—	(11,579,521)	—	7,192,611	(4,149,490)

The difference between book basis and tax basis undistributed net investment income/loss, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships and grantor trusts.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2021

At April 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
CLS Global Aggressive Equity Fund	$—	$—	$—	$—
CLS Global Diversified Equity Fund	—	—	—	—
CLS Growth and Income Fund	—	—	—	1,877,601
CLS Flexible Income Fund	—	—	—	995,165
CLS Shelter Fund	11,579,521	—	11,579,521	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, resulted in reclassifications for the Funds for the year ended April 30, 2021 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
CLS Global Aggressive Equity Fund	$1,727,230	$(1,727,230)
CLS Global Diversified Equity Fund	3,536,850	(3,536,850)
CLS Growth and Income Fund	1,297,275	(1,297,275)
CLS Flexible Income Fund	61,884	(61,884)
CLS Shelter Fund	—	—

The CLS Global Diversified Equity Fund acquired $2,199,877 of capital loss carryforwards related to the merger with the CLS International Equity Fund. The amount of $647,540 was utilized in current tax year and the fund has no remaining capital loss carryforwards to be recognized.

10.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AdvisorOne Funds Annual Report

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of AdvisorOne Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of CLS Global Aggressive Equity Fund, CLS Global Diversified Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund (the “Funds”), each a series of AdvisorOne Funds (the “Trust”), including the schedules of investments, as of April 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 29, 2021

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of one or more of the Funds you may incur ongoing costs, including management fees; shareholder servicing expenses and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The “actual” line of each row in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “hypothetical” line of each row in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the “hypothetical” line of each row in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning	Ending	Expense	Expenses
	Account Value	Account Value	Ratio	Paid During
	11/1/2020	4/30/2021	(Annualized)	the Period

CLS Global Aggressive Equity Fund
Actual:
Class N	$1,000.00	$1,340.40	1.24%	$7.20	*
Class T	1,000.00	1,340.40	1.09%	6.33	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.65	1.24%	6.21	*
Class T	1,000.00	1,019.39	1.09%	5.46	*

CLS Global Diversified Equity Fund
Actual:
Class N	$1,000.00	$1,353.10	1.18%	$6.88	*
Class T	1,000.00	1,353.10	1.03%	6.01	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.94	1.18%	5.91	*
Class T	1,000.00	1,019.69	1.03%	5.16	*

CLS Growth and Income Fund
Actual:
Class N	$1,000.00	$1,158.80	1.18%	$6.32	*
Class T	1,000.00	1,158.80	1.03%	5.51	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.94	1.18%	5.91	*
Class T	1,000.00	1,019.69	1.03%	5.16	*

CLS Flexible Income Fund
Actual:
Class N	$1,000.00	$1,027.40	0.90%	$4.52	*
Class T	1,000.00	1,027.40	0.75%	3.77	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,020.33	0.90%	4.51	*
Class T	1,000.00	1,021.08	0.75%	3.76	*

CLS Shelter Fund
Actual:
Class N	$1,000.00	$1,150.80	1.22%	$6.51	*
Class T	1,000.00	1,151.40	1.07%	5.71	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.74	1.22%	6.11	*
Class T	1,000.00	1,019.49	1.07%	5.36	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six-month period, multiplied by the average account value over the period, multiplied by 181/365.

AdvisorOne Funds Annual Report

Independent Trustees

The business address of each Trustee and Officer is 17645 Wright Street, Omaha, NE 68130. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Name, Address and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen 1954	Trustee since 2003	Retired (since December 31, 2012).	5	Northern Lights Fund Trust, and Northern Lights Variable Trust (since 2005); Alternative Strategies Fund (since 2010).
Larry A. Carter 1952	Trustee since February 2012	Retired (since January 1, 2017); Consultant to private equity clients on grain processing industry (2004-2016).	5	NONE
John W. Davidson 1946	Trustee since February 2012	Creator, author and founder of John Davidson’s Economic Comments (since 2009).	5	Horizon Funds Trust (since 2015).
Edward D. Foy 1952	Trustee since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (since 1987).	5	NONE

AdvisorOne Funds Annual Report

Interested Trustees and Officers

Name, Address and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(3) 1969	Trustee since November 2012	Retired (since September 2020); Manager of NorthStar Topco, LLC and NorthStar Financial Services Group, LLC (April 2015 – September 2020); Managing Director, NorthStar Financial Services Group, LLC (September 2016- June 2018); Chief Executive Officer and Manager, CLS Investments, LLC (September 2012-September 2016); Director, Constellation Trust Company (February 2013-August 2018); Director, NorthStar CTC Holdings, Inc. (April 2015-August 2018).	5	NONE
Ryan Beach 1977	President since November 2012	Chief of Staff, Orion Advisor Solutions, Inc. (since September 2020), Chief Operating Officer, Orion Advisor Solutions, LLC (November 2018 – September 2020); President, Orion Portfolio Solutions, LLC (January 2019 – December 2020); President and Chief Executive Officer, Constellation Trust (Since May 2015); President and Chief Executive Officer, CLS Investments LLC (September 2012 – January 2019).	N/A	N/A
James Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Chief Compliance Officer since September 2019	Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012-2017).	N/A	N/A
Reid Peters 1983	Treasurer and Principal Financial Officer since September 2019	Controller of Orion Advisor Solutions, Inc. (formerly known as NorthStar Financial Services Group, LLC) (since 2014).	N/A	N/A
Michael Forker 1986	Secretary since January 2018	Chief Risk Officer, Orion Advisor Solutions, Inc. (since September 2019); Chief Compliance Officer, CLS Investments, LLC (May 2014 – September 2020); Director, Constellation Trust Company and NorthStar CTC Holdings, Inc. (since May 2018); Chief Compliance Officer, Orion Portfolio Solutions, LLC (June 2018 – March 2021).	N/A	N/A
Jared Lahman 1986	AML Officer since April 2020	AML Officer of the Trust (since April 2020); Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019); Manager, Fund Accounting, Gemini Fund Services, LLC (January 2014-December 2018).	N/A	N/A

(1)	The term of office for each Trustee and officer listed above will continue indefinitely except as provided in the Trust’s retirement policy.

(2)	The term “Fund Complex” refers to the Trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3)	Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his position with NorthStar Financial Services Group, LLC, parent company of CLS Investments, LLC (investment adviser to the Funds).

The Funds’ SAI contains additional information about the Trustees and is available free of charge, upon request, by calling 1-866-811-0225.

AdvisorOne Funds Annual Report

Supplemental Information (Unaudited)

At a special meeting of shareholders of CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund and CLS Global Aggressive Equity Fund held on November 13, 2020, shareholders of record as of the close of business on July 27, 2020, voted to approve the following proposal:

Proposal 1: To approve a new advisory agreement between the AdvisorOne Funds, on behalf of each Fund and CLS Investments, LLC.

	Shares	Shares	Percentage
	Outstanding As	Present In	of Shares
	of Record Date	Person or	Present for	Votes	Votes
Fund	(July 27, 2020)	By Proxy	Quorum	For	Against	Abstain
CLS Flexible Income Fund	18,487,278	9,636,498	52.13%	7,662,296	76,576	1,897,626
CLS Global Aggressive Equity Fund	10,727,203	5,372,676	50.08%	4,109,328	31,814	1,231,534
Global Diversified Equity Fund	24,942,135	13,399,687	53.72%	9,405,238	78,051	3,916,398
CLS Growth and Income Fund	33,365,608	17,128,712	51.34%	13,388,371	109,534	3,630,807

At a special meeting of shareholders of CLS Shelter Fund held on December 3, 2020, shareholders of record as of the close of business on July 27, 2020, voted to approve the following proposal:

Proposal 1: To approve a new advisory agreement between the AdvisorOne Funds, on behalf of the Fund and CLS Investments, LLC.

	Shares	Shares	Percentage
	Outstanding As	Present In	of Shares
	of Record Date	Person or	Present for	Votes	Votes
Fund	(July 27, 2020)	By Proxy	Quorum	For	Against	Abstain
CLS Shelter Fund	17,842,667	8,949,256	50.16%	6,860,117	177,293	1,911,846

AdvisorOne Funds Annual Report

Supplemental Information (Unaudited) (Continued)

Liquidity Risk Management Program

The Trust has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended April 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Trust’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Trust’s liquidity risk management program has been effectively implemented.

AdvisorOne Funds Annual Report

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AdvisorOne Funds Annual Report

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AdvisorOne Funds Annual Report

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Advisor Brinker Capital Investments, LLC 17605 Wright Street Omaha, NE 68130

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474
1-866-811-0225

Transfer Agent
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474
1-866-811-0225

Custodian
Fifth Third Bancorp
38 Fountain Square Plaza
Cincinnati, OH 45263

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-811-0225.

AdvisorOne Funds
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474
1-866-811-0225

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Larry Carter is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Carter is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2021 $ 71,250

FY 2020 $ 85,500

(b)	Audit-Related Fees

FY 2020 $ 0

FY 2019 $ 0

Nature of the fees:

(c)	Tax Fees

FY 2021 $ 15,000

FY 2020 $ 17,900

Nature of the fees: Preparation of federal and state tax returns and review of annual dividend calculations.

(d)	All Other Fees

Registrant Adviser

FY 2021     $ 0       $ 0

FY 2020     $ 0       $ 0

Nature of the fees:

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	Percentages of 2021 Services Approved by the Audit Committee

Registrant Adviser

Audit-Related Fees:       0%       0%

Tax Fees:                      0%       0%

All Other Fees:              0%       0%

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant Adviser

FY 2021             $ 15,000 $ None

FY 2020             $ 17,900 $ None

(h)        Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2021.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 6/30/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 6/30/21

By (Signature and Title)

/s/ Reid Peters

Reid Peters, Principal Financial Officer/Treasurer

Date 6/30/21